RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at FVTPL (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,181,835	3,830,916
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,181,835	3,830,916
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	4,181,835	3,830,916
Service concession arrangement [member]
Disclosure of financial assets [line items]
Financial assets	19,260,241	17,812,820
Service concession arrangement [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,269,344	17,821,214
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,181,835	3,830,916
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,181,835	$ 3,830,916